Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	Jun. 06, 2022
Newday Ocean Health ETF
Account Value [Line Items]
Account Value	$ 12,264	$ 11,756	$ 11,900	$ 11,537	$ 11,084	$ 10,937	$ 10,484	$ 9,555	$ 9,836	$ 10,351	$ 10,605	$ 10,312	$ 9,580	$ 9,736	$ 9,759	$ 9,575	$ 9,945	$ 9,367	$ 9,945	$ 9,435	$ 8,826	$ 9,681	$ 10,183	$ 9,453	$ 10,000
Newday Ocean Health ETF - Market
Account Value [Line Items]
Account Value	12,293	11,720	11,916	11,550	11,061	10,951	10,496	9,573	9,848	10,360	10,599	10,328	9,591	9,729	9,757	9,589	9,930	9,376	9,939	9,434	8,839	9,719	10,191	9,445	10,000
MSCI ACWI Net Total Return Index
Account Value [Line Items]
Account Value	12,470	11,983	12,392	12,015	11,520	11,453	10,928	10,005	10,315	10,760	11,069	10,678	10,092	10,202	10,057	9,756	10,044	9,372	9,756	9,054	8,539	9,443	9,804	9,164	10,000
S&P 500® Total Return Index
Account Value [Line Items]
Account Value	$ 13,223	$ 12,598	$ 13,135	$ 12,725	$ 12,080	$ 11,881	$ 11,364	$ 10,413	$ 10,637	$ 11,169	$ 11,350	$ 10,997	$ 10,315	$ 10,271	$ 10,113	$ 9,755	$ 9,999	$ 9,408	$ 9,983	$ 9,454	$ 8,746	$ 9,633	$ 10,043	$ 9,195	$ 10,000